LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Nov. 30, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019	Jun. 08, 2018	Oct. 19, 2017	Jan. 31, 2016
Schedule of Investments [Line Items]
Less: Impairment		$ 190	¥ 1,320	¥ 0
Total long-term investments		334		3,456	$ 334	¥ 2,326
Anpac Beijing
Schedule of Investments [Line Items]
Equity method investments		115		607	$ 115	802
Ownership percentage, equity method investment							18.00%		35.00%
Paid-in shareholding ratio					35.00%
Moxu
Schedule of Investments [Line Items]
Equity method investments		14		99	$ 14	94
Ownership percentage, equity method investment								20.00%
Jiangsu Anpac
Schedule of Investments [Line Items]
Cost method investments		$ 395		¥ 2,750	$ 395	¥ 2,750
Ownership percentage, cost method investment										10.00%
Additional equity interest acquired, cost method investment	5.00%